Share Capital (Details - Option activity) - $ / shares		9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Equity [Abstract]
Options outstanding, shares		10,714,670
Exercise price range, options outstanding	0.024-2.22	0.024-2.70
Weighted-average exercise price, options outstanding		$ 0.858
Options granted, shares		3,636,729
Exercise price range, options granted		0.024-2.70
Weighted-average exercise price, options granted		$ 2.64
Options canceled, shares		33,594
Exercise price range, options canceled		2.16
Weighted-average exercise price, options canceled		$ 2.16
Options exercised, shares		2
Exercise price range, options exercised		1.86
Weighted-average exercise price, options exercised		$ 1.86
Options outstanding, shares	10,714,670	14,317,803
Weighted-average exercise price, options outstanding	$ 0.858	$ 1.32